Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Value of
$100
Initial
Investment
Based on:
Average
			Summary	Average
			Compensation	Compensation
			Table Total	Actually Paid
	Summary		for Non-CEO	to Non-CEO
	Compensation	Compensation	Named	Named	Total
	Table Total for	Actually Paid	Executive	Executive	Shareholder	Net Loss
Year	CEO	to CEO(1)	Officers(2)	Officers(3)	Return(4)	(in thousands)
2024	$1,486,751	$1,037,677	$847,074	$572,118	$33.69	$(40,672)
2023	1,248,010	841,840	783,176	550,263	136.64	(24,904)
2022	1,486,529	61,781	1,052,463	743,139	191.35	(14,804)

__________

(1)	Compensation actually paid to Mr. Lee for each of the fiscal years reported is calculated as follows:

	2024	2023	2022
Total compensation reported in Summary Compensation Table	$1,486,751	$1,248,010	$1,486,529
Less: Grant date fair value of equity awarded in current year(a)	(599,998)	(600,002)	(600,001)
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	381,866	416,495	363,541
Change in fair value of outstanding awards granted in prior fiscal years(b)	(75,655)	(208,454)	(775,963)
Vesting date fair value of equity awards granted and vested during the fiscal year	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	(37,287)	(14,209)	(412,325)
Earnings paid on unvested awards for dividends or other earnings	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	(118,000)	—	—
Compensation actually paid(d)	$1,037,677	$841,840	$61,781

__________

(a)	Includes time-based options and performance-based restricted shares, which do not vest during the fiscal year awarded.
(b)	Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive one share of common stock, subject to satisfaction of certain performance metrics and vesting requirement. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.
(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(2)	Named Executive Officers in the calculation for each of the fiscal years reported are as follows:

Year	Non-CEO NEOs
2022 - 2024	Lewis A. Fanger and John Ferrucci

(3)	Average compensation actually paid to non-CEO named executive officers reported on an average basis is calculated as follows:

	2024	2023	2022
Total compensation reported in Summary Compensation Table	$847,074	$783,176	$1,052,463
Less: Grant date fair value of equity awarded in current year(a)	(365,625)	(365,628)	(490,439)
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	248,625	254,590	515,450
Change in fair value of outstanding awards granted in prior fiscal years(b)	(61,577)	(129,760)	(128,828)
Vesting date fair value of equity awards granted and vested during the fiscal year	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	(11,810)	7,885	(205,507)
Earnings paid on unvested awards for dividends or other earnings	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	(84,569)	—	—
Compensation actually paid(d)	$572,118	$550,263	$743,139

__________

(a)	Includes time-based options, time-based restricted shares, and performance-based restricted shares, which do not vest during the fiscal year awarded.
(b)	Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive one share of common stock, subject to satisfaction of certain performance metrics and vesting requirement. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.
(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)	Assumes $100 was invested on December 31, 2021.

Named Executive Officers, Footnote
(2)	Named Executive Officers in the calculation for each of the fiscal years reported are as follows:

Year	Non-CEO NEOs
2022 - 2024	Lewis A. Fanger and John Ferrucci

PEO Total Compensation Amount	$ 1,486,751	$ 1,248,010	$ 1,486,529
PEO Actually Paid Compensation Amount	$ 1,037,677	841,840	61,781
Adjustment To PEO Compensation, Footnote
(1)	Compensation actually paid to Mr. Lee for each of the fiscal years reported is calculated as follows:

	2024	2023	2022
Total compensation reported in Summary Compensation Table	$1,486,751	$1,248,010	$1,486,529
Less: Grant date fair value of equity awarded in current year(a)	(599,998)	(600,002)	(600,001)
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	381,866	416,495	363,541
Change in fair value of outstanding awards granted in prior fiscal years(b)	(75,655)	(208,454)	(775,963)
Vesting date fair value of equity awards granted and vested during the fiscal year	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	(37,287)	(14,209)	(412,325)
Earnings paid on unvested awards for dividends or other earnings	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	(118,000)	—	—
Compensation actually paid(d)	$1,037,677	$841,840	$61,781

__________

(a)	Includes time-based options and performance-based restricted shares, which do not vest during the fiscal year awarded.
(b)	Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive one share of common stock, subject to satisfaction of certain performance metrics and vesting requirement. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.
(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 847,074	783,176	1,052,463
Non-PEO NEO Average Compensation Actually Paid Amount	$ 572,118	550,263	743,139
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Average compensation actually paid to non-CEO named executive officers reported on an average basis is calculated as follows:

	2024	2023	2022
Total compensation reported in Summary Compensation Table	$847,074	$783,176	$1,052,463
Less: Grant date fair value of equity awarded in current year(a)	(365,625)	(365,628)	(490,439)
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	248,625	254,590	515,450
Change in fair value of outstanding awards granted in prior fiscal years(b)	(61,577)	(129,760)	(128,828)
Vesting date fair value of equity awards granted and vested during the fiscal year	—	—	—
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	(11,810)	7,885	(205,507)
Earnings paid on unvested awards for dividends or other earnings	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	(84,569)	—	—
Compensation actually paid(d)	$572,118	$550,263	$743,139

__________

(a)	Includes time-based options, time-based restricted shares, and performance-based restricted shares, which do not vest during the fiscal year awarded.
(b)	Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each performance share included as part of the calculation represents a contingent right to receive one share of common stock, subject to satisfaction of certain performance metrics and vesting requirement. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.
(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Information Presented in the Pay versus Performance Table

We seek to align executive interests with all stakeholders by setting performance measures that provide a clear path to achieving long-term value. Because the Company generally places emphasis on long-term performance, compensation actually paid as disclosed in the table above may not specifically align with achievement of performance measures for a particular year.

Total Shareholder Return Amount	$ 33.69	136.64	191.35
Net Income (Loss)	$ (40,672,000)	(24,904,000)	(14,804,000)
PEO Name	Mr. Lee
PEO
Pay vs Performance Disclosure
Portion of Compensation Allocated to Equity Awards	40.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (599,998)	(600,002)	(600,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,866	416,495	363,541
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,655)	(208,454)	(775,963)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,287)	(14,209)	(412,325)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,625)	(365,628)	(490,439)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,625	254,590	515,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,577)	(129,760)	(128,828)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,810)	$ 7,885	$ (205,507)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (84,569)